Loans and Allowance for Credit Losses (Loans Purchased with Credit Deterioration ) (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Credit Loss [Abstract]
Purchase price	¥ 15,588
Allowance for credit losses at acquisition	22,231
Non-credit discount	269
Principal balance	¥ 38,088